Financial liabilities - Schedule for Repayments of Financial Liabilities (Details) € in Thousands	Jun. 30, 2021 EUR (€)
Statement Line Items [Line Items]
Undiscounted cash flows	€ 17,920
Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	2,324
From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	8,336
Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	7,260
Lease liabilities – Building "Le Virage"
Statement Line Items [Line Items]
Undiscounted cash flows	2,233
Lease liabilities – Building "Le Virage" | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	558
Lease liabilities – Building "Le Virage" | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	1,675
Lease liabilities – Building "Le Virage" | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc.
Statement Line Items [Line Items]
Undiscounted cash flows	445
Lease liabilities – Premises Innate Inc. | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	83
Lease liabilities – Premises Innate Inc. | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	354
Lease liabilities – Premises Innate Inc. | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	8
Lease liabilities – Laboratory equipment
Statement Line Items [Line Items]
Undiscounted cash flows	559
Lease liabilities – Laboratory equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	179
Lease liabilities – Laboratory equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	380
Lease liabilities – Laboratory equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Statement Line Items [Line Items]
Undiscounted cash flows	15
Lease liabilities – Vehicles | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	11
Lease liabilities – Vehicles | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	4
Lease liabilities – Vehicles | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	32
Lease liabilities - Printers | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment
Statement Line Items [Line Items]
Undiscounted cash flows	242
Borrowing – Equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	57
Borrowing – Equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	185
Borrowing – Equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Building
Statement Line Items [Line Items]
Undiscounted cash flows	14,385
Borrowing – Building | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	1,427
Borrowing – Building | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	5,706
Borrowing – Building | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	€ 7,252